UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Basix Capital, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew P. Spotswood
Title:	Manager
Phone:	415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood,  San Francisco, CA		February 15, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		107,443 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER             TITLE OF		CUSIP		  VALUE	SHARES     INV.  OTHER  VOTING AUTH
                           CLASS    			  X1000	           DISC  MGR    SOLE

ACXIOM CORP                COMMON STOCK  005125109      3,674	139,700  N  SOLE        139,700
ADTRAN INC                 COMMON STOCK  00738A106      1,313	 68,600  N  SOLE         68,600
AAR CORP -W/RTS TO PUR C/S COMMON STOCK  000361105      3,433	252,100  N  SOLE        252,100
AIRGAS INC                 COMMON STOCK  009363102      3,640	137,300  N  SOLE        137,300
CROWN HOLDINGS INC         COMMON STOCK  228368106      4,556	331,600  N  SOLE        331,600
CSG SYSTEMS INTL INC       COMMON STOCK  126349109      2,998	160,300  N  SOLE        160,300
CYTEC INDUSTRIES INC       COMMON STOCK  232820100      2,036	 39,600  N  SOLE         39,600
DIGITAL ANGEL CORP         COMMON STOCK  253830103      1,822	235,700  N  SOLE        235,700
ENSCO INTERNATIONAL INC    COMMON STOCK  26874Q100      4,491	141,500  N  SOLE        141,500
FOUNDRY NETWORKS INC       COMMON STOCK  35063R100      3,722	275,200  N  SOLE        275,200
GLOBAL POWER EQUIPMENT GRO COMMON STOCK  37941P108      2,596	263,800  N  SOLE        263,800
GLOBALSANTAFE CORP         COMMON STOCK  G3930E101      4,251	128,400  N  SOLE        128,400
INTERVOICE INC             COMMON STOCK  461142101      4,042	302,800  N  SOLE        302,800
INVITROGEN CORP            COMMON STOCK  46185R100      5,323	 79,300  N  SOLE         79,300
JACOBS ENGR GROUP INC      COMMON STOCK  469814107      2,757	 57,700  N  SOLE         57,700
KENNAMETAL INC             COMMON STOCK  489170100      2,558	 51,400  N  SOLE         51,400
MERCURY COMPUTER SYSTEMS   COMMON STOCK  589378108      2,398	 80,800  N  SOLE         80,800
NATURAL MICROSYSTEMS CORP  COMMON STOCK  629248105      3,338	529,000  N  SOLE        529,000
NVIDIA CORP                COMMON STOCK  67066G104      3,419	145,100  N  SOLE        145,100
NOVELLUS SYSTEMS INC       COMMON STOCK  670008101      3,461	124,100  N  SOLE        124,100
PERKINELMER INC            COMMON STOCK  714046109      2,240	 99,600  N  SOLE         99,600
POWER INTEGRATIONS INC     COMMON STOCK  739276103        910	 46,000  N  SOLE         46,000
PHARMACEUTICAL RESOURCES I COMMON STOCK  69888P106      2,239	 54,100  N  SOLE         54,100
PSS WORLD MEDICAL INC      COMMON STOCK  69366A100      3,507	280,200  N  SOLE        280,200
PAXAR CORP                 COMMON STOCK  704227107      4,028	181,700  N  SOLE        181,700
QLOGIC CORP                COMMON STOCK  747277101      3,372	 91,800  N  SOLE         91,800
SYMBOL TECHNOLOGIES INC    COMMON STOCK  871508107      3,849	222,500  N  SOLE        222,500
SECURE COMPUTING CORPORATI COMMON STOCK  813705100      3,518	352,500  N  SOLE        352,500
SYNOPSYS INC               COMMON STOCK  871607107      1,877	 96,000  N  SOLE         96,000
S 1 CORP                   COMMON STOCK  78463B101      3,379	373,400  N  SOLE        373,400
TEKELEC INC                COMMON STOCK  879101103      2,690	131,600  N  SOLE        131,600
TALBOTS INC                COMMON STOCK  874161102        801	 29,400  N  SOLE         29,400
THOMAS & BETTS CORP        COMMON STOCK  884315102      3,622	117,800  N  SOLE        117,800
TOO INC                    COMMON STOCK  890333107      1,764	 72,100  N  SOLE         72,100
WILLBROS GROUP INC         COMMON STOCK  969199108      3,819	165,700  N  SOLE        165,700

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